EMPLOYEE POST-RETIREMENT BENEFITS - Net Change in Level III Fair Value (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	$ 4,055
Plan assets at fair value – end of year	4,397	$ 4,055
Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	562	632
Purchases and sales	(15)	(76)
Realized and unrealized gains (losses)	43	6
Plan assets at fair value – end of year	$ 590	$ 562